Stock awareness program (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock awarness expense	$ 146,300	$ 402,845
Issuance of stock value		79,705	$ 179,293
Derivative liability		83,572
Agora Internet Relations Corp [Member]
Stock awarness expense		161,332
Issuance of stock value		$ 26,334
Issuance of common shares		156,510
Research Capital Corporation [Member]
Issuance of stock value		$ 179,293
Issuance of common shares		230,000